UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $125,710 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     6696   355997 SH       SOLE                   355997        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     4384   197655 SH       SOLE                   197655        0        0
AVALONBAY CMNTYS INC           COM              053484101     6255   111814 SH       SOLE                   111814        0        0
BRE PROPERTIES INC             CL A             05564E106     3272   137702 SH       SOLE                   137702        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     5296   191900 SH       SOLE                   191900        0        0
DUKE REALTY CORP               COM NEW          264411505     5864   668692 SH       SOLE                   668692        0        0
EDUCATION RLTY TR INC          COM              28140H104      204    47630 SH       SOLE                    47630        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4711   126708 SH       SOLE                   126708        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     2866   128915 SH       SOLE                   128915        0        0
ESSEX PPTY TR INC              COM              297178105     1879    30200 SH       SOLE                    30200        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     8658   168057 SH       SOLE                   168057        0        0
HEALTHCARE RLTY TR             COM              421946104     1935   115000 SH       SOLE                   115000        0        0
KILROY RLTY CORP               COM              49427F108     5088   247700 SH       SOLE                   247700        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     7126   309300 SH       SOLE                   309300        0        0
MACERICH CO                    COM              554382101     3159   179372 SH       SOLE                   179372        0        0
MACK CALI RLTY CORP            COM              554489104     6180   271031 SH       SOLE                   271031        0        0
MARRIOTT INTL INC NEW          CL A             571903202      388    17563 SH       SOLE                    17563        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4302   167114 SH       SOLE                   167114        0        0
POST PPTYS INC                 COM              737464107     4051   301422 SH       SOLE                   301422        0        0
REGENCY CTRS CORP              COM              758849103     5897   168914 SH       SOLE                   168914        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     7198   139949 SH       SOLE                   139949        0        0
SL GREEN RLTY CORP             COM              78440X101     2581   112500 SH       SOLE                   112500        0        0
SPDR TR                        UNIT SER 1       78462F103    12064   131200 SH       SOLE                   131200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     2802   126200 SH       SOLE                   126200        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     2284   426949 SH       SOLE                   426949        0        0
TAUBMAN CTRS INC               COM              876664103     3774   140496 SH       SOLE                   140496        0        0
UDR INC                        COM              902653104     1056   102243 SH       SOLE                   102243        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5740   127472 SH       SOLE                   127472        0        0